Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Parenthetical) (Detail) - Maximum Average Term [member] - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subsidiaries [member] | Macro securities SA [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 5,188	$ 11,100
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	823,354	126,597
Other related parties [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 3,598,780	$ 2,385,976